INCOME TAXES - Unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits
Balance as of December 31, 2020	$ 0
ENERGY VAULT HOLDINGS, INC
Unrecognized tax benefits
Balance as of December 31, 2019	867,892
Decrease related to lapsing status of limitation	13,904
Balance as of December 31, 2020	881,796
Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	$ 0	$ 0